Consolidated Statements of Changes in Stockholders' Equity (FY) - USD ($) $ in Thousands	Total	Previously Reported	Class B Preferred	Preferred Units	Preferred Units Class B Preferred	Preferred Units Class B Preferred Previously Reported	Preferred Units Class B-1 Preferred	Preferred Units Class B-1 Preferred Previously Reported	Common Units	Common Units Class A	Common Units Class A Previously Reported	Common Units Class C	Common Units Class C Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated OCI	Accumulated OCI Previously Reported	Non-Controlling Interest	Non-Controlling Interest Previously Reported
Beginning balance at Dec. 31, 2022	$ (11,193)				$ 20,803		$ 3,323			$ 1,950		$ 639		$ (38,564)		$ 0		$ 656
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(30,984)													(30,845)				(139)
Other comprehensive loss, net of taxes	0
Non-controlling interest acquired	337																	337
Issuance of shares, net of issuance costs			$ 17,319		17,319
Unit-based compensation	910											205						705
Distributions to unitholders	(241)													(241)
Accretion of redeemable units to redemption value	5,366													5,366
Ending balance at Dec. 31, 2023	(18,486)				38,122		3,323			1,950		844		(64,284)		0		1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,526)													(5,219)				(2,307)
Non-controlling interest acquired	3,503																	3,503
Issuance of shares, net of issuance costs	7,566				7,566
Unit-based compensation	396											51						345
Issuance of units to non-controlling interest in exchange of convertible promissory notes	8,443																	8,443
Accretion of redeemable units to redemption value	(4,415)													(4,415)
Ending balance at Mar. 31, 2024	(10,519)				45,688		3,323			1,950		895		(73,918)				11,543
Beginning balance at Dec. 31, 2023	(18,486)				38,122		3,323			1,950		844		(64,284)		0		1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(18,840)
Other comprehensive loss, net of taxes	0
Ending balance at Jun. 30, 2024	(11,702)				48,540		3,323			1,950		940		(81,568)				15,113
Beginning balance at Dec. 31, 2023	(18,486)				38,122		3,323			1,950		844		(64,284)		0		1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(28,198)													(16,436)				(11,762)
Other comprehensive loss, net of taxes	62															62
Non-controlling interest acquired	13,921																	13,921
Issuance of shares, net of issuance costs					13,561
Unit-based compensation	1,056											137						919
Issuance of units to non-controlling interest in exchange of convertible promissory notes	8,443																	8,443
Accretion of redeemable units to redemption value	(11,950)													(11,950)
Ending balance at Oct. 01, 2024	(4,503)	$ (21,591)		$ 0		$ 51,683		$ 3,323	$ 0		$ 1,950		$ 981	(15,845)	$ (92,670)	0	$ 62	0	$ 13,080
Beginning balance at Dec. 31, 2023	(18,486)				38,122		3,323			1,950		844		(64,284)		0		1,559
Ending balance at Dec. 31, 2024	766,293			0					4					(78,262)		909		340,777
Beginning balance at Mar. 31, 2024	(10,519)				45,688		3,323			1,950		895		(73,918)				11,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(11,314)													(7,288)				(4,026)
Other comprehensive loss, net of taxes	0
Non-controlling interest acquired	7,348																	7,348
Issuance of shares, net of issuance costs	2,852				2,852
Unit-based compensation	293											45						248
Accretion of redeemable units to redemption value	(362)													(362)
Ending balance at Jun. 30, 2024	(11,702)				$ 48,540		$ 3,323			$ 1,950		$ 940		(81,568)				15,113
Beginning balance at Oct. 01, 2024	(4,503)	$ (21,591)		0		$ 51,683		$ 3,323	0		$ 1,950		$ 981	(15,845)	$ (92,670)	0	$ 62	0	$ 13,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(70,093)													(61,754)				(8,339)
Other comprehensive loss, net of taxes	909															909
Non-controlling interest acquired	4,129																	4,129
Distributions to unitholders	(663)													(663)
Ending balance at Dec. 31, 2024	766,293			0					4					(78,262)		909		340,777
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(253,674)													(142,997)				(110,677)
Other comprehensive loss, net of taxes	(2,387)															(2,387)
Issuance of shares, net of issuance costs	1,927
Distributions to unitholders	(26)													(26)
Ending balance at Mar. 31, 2025	525,745								5					(221,285)		(1,478)		264,247
Beginning balance at Dec. 31, 2024	766,293			$ 0					4					(78,262)		909		340,777
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(394,949)
Other comprehensive loss, net of taxes	(2,198)
Ending balance at Jun. 30, 2025	426,060								6					(305,512)		(1,289)		207,509
Beginning balance at Mar. 31, 2025	525,745								5					(221,285)		(1,478)		264,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(141,275)													(84,227)				(57,048)
Other comprehensive loss, net of taxes	189															189
Issuance of shares, net of issuance costs	2,625
Ending balance at Jun. 30, 2025	$ 426,060								$ 6					$ (305,512)		$ (1,289)		$ 207,509